Derivative Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivative Instruments
21.	Derivative Instruments

(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2019 are as follows:

(In millions of won and thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027

Mar. 7, 2013	Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk and interest rate risk	DBS bank	Mar. 7, 2013 ~ Mar. 7, 2020

Dec. 16, 2013	Fixed-to-fixed cross currency swap (U.S. dollar borrowing amounting to USD 28,732)	Foreign currency risk	Deutsche bank	Dec. 16, 2013 ~ Apr. 29, 2022

Apr. 16, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)	Foreign currency risk	The Export-Import Bank of Korea and three other banks	Apr. 16, 2018 ~ Apr. 16, 2023

Aug. 13, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citibank	Aug. 13, 2018 ~ Aug. 13, 2023

Dec. 20, 2016	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 24,500)	Interest rate risk	Korea Development Bank	Dec. 20, 2016 ~ Dec. 20, 2021
Dec. 21, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 37,500)	Interest rate risk	Korea Development Bank	Dec. 21, 2017 ~ Dec. 21, 2022
Dec. 19, 2018	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 50,000)	Interest rate risk	Credit Agricole CIB	Mar. 19, 2019 ~ Dec. 14, 2023

(2)
SK Broadband Co., Ltd., a subsidiary of the Parent Company, entered into a leasing contract with GL Gasan Metro Co., Ltd., which develops and leases real estate, for the building and operations of Internet Data Center during the year ended December 31, 2017. With respect to financing the development of the property, GL Gasan Metro Co., Ltd. has issued subordinated bonds to IGIS Professional Investment Type Private Real Estate Investment Trust No. 156, which financed the purchase of bonds by issuing beneficiary certificates to Sbsen Co., Ltd. and Msgadi Co., Ltd. In connection with these arrangements, SK Broadband Co., Ltd., Sbsen Co., Ltd. and Msgadi Co., Ltd. entered into a Total Return Swap (TRS) contract amounting to ￦70,000 million with beneficiary certificates as underlying assets during the year ended December 31, 2017 and an additional ￦200,000 million Total Return Swap (TRS) contract with Sgasan Co., Ltd. during the year ended December 31, 2018. These two contracts expire in November 2022. SK Broadband Co., Ltd. has an obligation to guarantee fixed rate of returns to Sbsen Co., Ltd., Msgadi Co., Ltd. and Sgasan Co., Ltd.

Also in 2019, SK Broadband Co., Ltd. entered into leasing contract with Hana Professional Alternative Investment Type Private Real Estate Investment Trust No. 62 which develops and leases real estate, for developing the Internet Data Center. With respect to financing the development of the property, Hana Professional Alternative Investment Type Private Real Estate Investment Trust No. 62 financed the purchase of bonds by issuing beneficiary certificates to Sgumi Co., Ltd. and Sori Co., Ltd. In connection with these arrangements, SK Broadband Co., Ltd., Sgasan Co., Ltd., Sgumi Co., Ltd. and Sori Co., Ltd. entered into a Total Return Swap (TRS) contract amount to ￦64,000 million with beneficiary certificates as underlying assets during the year ended December 31, 2019. These two contracts expire in September 2024. SK Broadband Co., Ltd. has an obligation to guarantee fixed rate of returns to Sgumi Co., Ltd. and Sori Co., Ltd.

(3)
As of December 31, 2019, details of fair values of the above derivatives recorded in current assets (Derivative financial assets), non-current
assets (Long-term derivative financial assets) and
non-current
liabilities (Long-term derivative financial liabilities) are as follows:

(In millions of won and thousands of U.S. dollars)

Hedging instrument (Hedged item)	Cash flow hedge		Held for trading	Fair value
Current assets:
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	￦	26,253	—		26,253
Non-current assets:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	￦	43,851	—		43,851
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)		55,350	—		55,350
Fixed-to-fixed cross currency swap (U.S dollar borrowing amounting to USD 28,732)		797	—		797
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)		18,635	—		18,635
Settlement contract:
Others	￦	—	6,074		6,074

				￦	150,960

Non-current liabilities:
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 24,500)	￦	(85)	—		(85)
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 37,500)		(424)	—		(424)
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 50,000)		(534)	—		(534)

				￦	(1,043)